Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, no par value
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	12,500,000	11,250,000
Ordinary shares, shares outstanding	12,500,000	11,250,000